Document and Entity Information	May 16, 2022
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001222333
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	SPDR® GOLD TRUST
Entity Incorporation State Country Code	NY
Entity File Number	001-32356
Entity Tax Identification Number	81-6124035
Entity Address, Address Line One	c/o World Gold Trust Services, LLC
Entity Address, Address Line Two	685 Third Avenue, 27th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	317-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	SPDR® Gold Trust
Trading Symbol	GLD
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false